CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss from continuing operations	$ (12,740,816)	$ (6,641,817)
Adjustments to reconcile net loss to net cash provided (used) in operating activites:
Depreciation and amortization	470,619	471,757
Amortization of discounts and deferred costs	313,082	248,882
Impairment of intangible assets	3,208,372
Stock issued as payment for services	161,600	385,220
Warrant Expense	2,164,302	2,012,971
Non-cash debt related costs	727,522	304,000
Stock Issued as payment of expenses	388,080
Stock issued for debt related costs	3,338,200	595,233
Gain on Joint Venture	(27,137)
Gain on fair market value of derivative liabilities	96,490	(506,645)
Loss on debt settlement	1,128,914	1,421,336
Non-cash expenses	224,318	321,458
Changes in assets and liabilities:
(Increase) decrease in accounts receivable	382,482	(420,139)
(Increase) decrease in inventory	125,981	(159,366)
(Increase) decrease in employee advances	(27,140)
(Increase) decrease in accrued interest receivable - related parties	(134,409)	(32,473)
(Increase) decrease in accrued interest receivable	(143,360)	(125,250)
(Increase) decrease in prepaids and other assets		11,020
Increase (decrease) in allowance for uncollectible interest	261,179
Increase (decrease) in accrued royalties		375,000
Increase (decrease) in accounts payable	(309,848)	(46,959)
Increase (decrease) in accrued liabilities	(46,532)	66,246
Increase (decrease) in accrued interest payable - related parties	36,217	197,078
Increase (decrease) in accrued interest payable	58,283	29,581
Net cash flows provided (used) in operating activities	(343,601)	(1,492,867)
Cash flows from investing activities:
Cash paid in acquisitions		(100,000)
Purchase of notes receivable - related parties	(7,318,509)	(1,146,475)
Proceeds from notes receivable - related parties	5,982,272	1,035,375
Net cash flows used in investing activities	(1,336,237)	(211,100)
Cash flows from financing activities:
Proceeds from notes payable - related parties	1,331,363	1,421,025
Payments on notes payable - related parties	(1,617,851)	(695,650)
Proceeds from notes payable	3,240,500	796,375
Payments on notes payable	(2,500,500)	(693,635)
Proceeds from debentures		592,150
Proceeds from sale of stock	959,700	338,900
Proceeds from stock subscriptions receivable	219,399
Net cash flows provided by financing activities	1,632,611	1,759,165
Increase (decrease) in cash	(47,227)	55,198
Cash and cash equivalents, beginning of period	50,835	(4,363)
Cash and cash equivalents, end of period	3,608	50,835
Cash paid during the period for:
Interest	167,839	22,473
Income Taxes
Supplemental non-cash investing and financing activities:
Common stock issued for debt conversion	3,218,049	3,235,511
Common stock issued for services	161,600	385,220
Common stock issued for debt related costs	3,264,495	595,233
Capital contribution from related party on sale of Secure eHealth	326,860
Subscriptions receivable offset with note payable	$ 72,675